Note 6 - Common Stock, Preferred Stock, Warrants and Options - Option Activity (Details) - USD ($)		7 Months Ended	12 Months Ended
	Aug. 07, 2019	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Exchanged for common stock (in shares)		(3,000,000)	(3,000,000)
Granted, Shares (in shares)	21,500,000		1,500,000
Granted, Weighted Average Exercise Price (in dollars per share)	$ 0.041		$ 0.057
Share-based Payment Arrangement, Option [Member]
Outstanding, Shares (in shares)			21,716,557
Outstanding, Weighted Average Exercise Price (in dollars per share)			$ 0.076
Outstanding, Weighted Average Remaining Life (Year)
Expired, Shares (in shares)			(4,383)
Expired, Weighted Average Exercise Price (in dollars per share)			$ 52.50
Exchanged for common stock (in shares)			(3,000,000)
Exchanged for common stock, Weighted Average Exercise Price (in dollars per share)			$ 0.041
Outstanding, Shares (in shares)		20,212,174	20,212,174	21,716,557
Outstanding, Weighted Average Exercise Price (in dollars per share)		$ 0.068	$ 0.068	$ 0.076
Outstanding, Weighted Average Remaining Life in Years (Year)			3 years 251 days
Outstanding, Aggregate intrinsic value
Exercisable, Shares (in shares)		19,462,174	19,462,174
Exercisable, Weighted Average Exercise Price (in dollars per share)		$ 0.068	$ 0.068
Exercisable, Weighted Average Remaining Life (Year)			3 years 240 days
Exercisable, Aggregate intrinsic value